Business Combinations (Detail Textuals) - USD ($) $ in Thousands		6 Months Ended
	Apr. 14, 2022	Jun. 30, 2022	Jun. 30, 2021
Business Acquisition [Line Items]
Current and Non-current contingent liability		$ 9,864
Contingent liability expenses		$ 1,541	$ 0
Neura Inc's [Member]
Business Acquisition [Line Items]
Number of shares acquisition issued		98,450
Floow Ltd [Member]
Business Acquisition [Line Items]
Number of shares acquisition issued	6,363,636
Percentage of voting interests acquired	100.00%
Total purchase consideration transferred	$ 31,300
Value of shares acquisition issued	10,700
Acquisition fair value	9,800
Transaction costs	$ 10,800
Floow Ltd [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Transaction costs		$ 1,092
Maximum [Member] | Floow Ltd [Member]
Business Acquisition [Line Items]
Number of shares acquisition issued	6,545,454	6,545,454
Total purchase consideration transferred	$ 12,000	$ 12,000